Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Emerging Markets Portfolio

December 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.6%
Financials – 28.3%
Banks – 18.1%
Abu Dhabi Islamic Bank PJSC	1,629,525	$6,131,154
Agricultural Bank of China Ltd. - Class H	2,718,000	1,542,515
Akbank TAS	3,120,580	5,721,262
Al Rajhi Bank	383,330	9,635,314
Alpha Services and Holdings SA	1,488,730	2,484,953
Banco do Brasil SA	2,366,500	9,176,560
Bank Central Asia TBK PT	10,970,000	6,594,268
Bank Negara Indonesia Persero Tbk PT	33,523,900	9,022,197
Bank Polska Kasa Opieki SA	282,993	9,459,544
BDO Unibank, Inc.	724,300	1,791,752
China Merchants Bank Co., Ltd. - Class A	478,400	2,575,724
China Merchants Bank Co., Ltd. - Class H	2,028,500	10,354,232
CIMB Group Holdings Bhd	3,608,600	6,611,263
Emirates NBD Bank PJSC	2,382,805	13,915,184
Eurobank Ergasias Services and Holdings SA	3,697,400	8,521,717
Hana Financial Group, Inc.	198,730	7,604,063
HDFC Bank Ltd.	523,740	10,825,911
Huaxia Bank Co., Ltd.	4,058,900	4,453,953
ICICI Bank Ltd.	913,758	13,672,914
Itau Unibanco Holding SA (Preference Shares)	2,356,400	11,656,931
Kasikornbank PCL	472,500	2,150,638
KB Financial Group, Inc.	188,729	10,627,511
Metropolitan Bank & Trust Co.	5,151,920	6,379,708
NU Holdings Ltd./Cayman Islands - Class A(a)	576,462	5,972,146
Piraeus Financial Holdings SA	1,826,055	7,268,319
Saudi Awwal Bank	618,490	5,534,866
Sberbank of Russia PJSC(b) (c) (d)	951,472	0
Shanghai Pudong Development Bank Co., Ltd. - Class A	3,868,000	5,454,023
State Bank of India	1,067,728	9,905,339

		205,043,961

Capital Markets – 1.8%
B3 SA - Brasil Bolsa Balcao	1,839,600	3,056,803
HDFC Asset Management Co., Ltd.(e)	313,461	15,424,646
Samsung Securities Co., Ltd.	66,340	1,939,722

		20,421,171

Consumer Finance – 3.0%
Kaspi.KZ JSC (ADR)	133,183	12,613,762
Qifu Technology, Inc. (ADR)	570,104	21,880,591

		34,494,353

Financial Services – 0.2%
PNB Housing Finance Ltd.(a) (e)	276,835	2,837,466

Insurance – 5.2%
AIA Group Ltd.	644,600	4,630,072
BB Seguridade Participacoes SA	1,040,900	6,102,584
Bupa Arabia for Cooperative Insurance Co.	60,620	3,339,634
China Pacific Insurance Group Co., Ltd. - Class H	1,673,000	5,382,195
DB Insurance Co., Ltd.	67,610	4,697,561
Hyundai Marine & Fire Insurance Co., Ltd.	78,247	1,308,089
OUTsurance Group Ltd.	1,970,360	6,943,310
PICC Property & Casualty Co., Ltd. - Class H	6,420,000	10,097,385

Company	Shares	U.S. $ Value

Ping An Insurance Group Co. of China Ltd. - Class H	1,412,500	$8,290,462
Samsung Fire & Marine Insurance Co., Ltd.	33,385	8,082,368

		58,873,660

		321,670,611

Information Technology – 23.3%
Communications Equipment – 1.0%
Accton Technology Corp.	46,000	1,081,174
Xiaomi Corp.(a) (e)	2,259,600	9,910,178

		10,991,352

Electronic Equipment, Instruments & Components – 1.5%
Hon Hai Precision Industry Co., Ltd.	2,657,000	14,854,354
Tripod Technology Corp.	418,000	2,511,468

		17,365,822

IT Services – 2.6%
FPT Corp.	496,969	2,970,009
Globant SA(a)	30,902	6,626,007
HCL Technologies Ltd.	697,756	15,640,602
Infosys Ltd.	214,837	4,720,262

		29,956,880

Semiconductors & Semiconductor Equipment – 15.2%
ASPEED Technology, Inc.	7,400	748,939
Broadcom, Inc.	48,010	11,130,638
King Yuan Electronics Co., Ltd.	1,921,000	6,504,484
MediaTek, Inc.	635,000	27,298,475
Realtek Semiconductor Corp.	474,000	8,191,873
SK Hynix, Inc.	187,309	21,463,797
Taiwan Semiconductor Manufacturing Co., Ltd.	2,994,706	97,328,014

		172,666,220

Technology Hardware, Storage & Peripherals – 3.0%
Advantech Co., Ltd.	127,294	1,342,475
Asustek Computer, Inc.	374,000	7,010,267
Samsung Electronics Co., Ltd.	627,921	22,408,494
Samsung Electronics Co., Ltd. (Preference Shares)	88,777	2,636,850

		33,398,086

		264,378,360

Consumer Discretionary – 15.7%
Automobiles – 2.5%
Bajaj Auto Ltd.	10,345	1,062,685
BYD Co., Ltd.	288,120	11,144,223
BYD Co., Ltd. - Class H	212,500	7,227,790
Hyundai Motor Co.	23,460	3,330,632
Kia Corp.	83,243	5,633,014

		28,398,344

Broadline Retail – 4.8%
Alibaba Group Holding Ltd.	1,593,900	16,868,809
JD.com, Inc. - Class A	1,609,700	27,949,549

Company	Shares	U.S. $ Value

MercadoLibre, Inc.(a)	3,576	$6,080,774
PDD Holdings, Inc. (ADR)(a)	38,990	3,781,640

		54,680,772

Diversified Consumer Services – 0.4%
New Oriental Education & Technology Group, Inc.	696,900	4,444,836

Hotels, Restaurants & Leisure – 3.6%
Indian Hotels Co., Ltd. (The)	447,228	4,555,269
MakeMyTrip Ltd.(a)	44,650	5,013,302
Meituan - Class B(a) (e)	1,159,700	22,548,464
Trip.com Group Ltd.(a)	135,200	9,304,507

		41,421,542

Household Durables – 1.0%
Gree Electric Appliances, Inc. of Zhuhai - Class A	539,200	3,357,701
Haier Smart Home Co., Ltd.	523,499	2,041,762
Midea Group Co., Ltd.(a)	621,500	5,981,236

		11,380,699

Specialty Retail – 1.2%
HLA Group Corp., Ltd. - Class A	2,343,000	2,407,714
Mr Price Group Ltd.	357,643	5,574,064
United Electronics Co.	209,130	5,020,367
Vibra Energia SA	269,800	778,309

		13,780,454

Textiles, Apparel & Luxury Goods – 2.2%
ANTA Sports Products Ltd.	217,000	2,143,157
Bosideng International Holdings Ltd.	32,828,000	16,221,905
Page Industries Ltd.	7,949	4,404,078
Zhejiang Semir Garment Co., Ltd. - Class A	1,834,479	1,764,821

		24,533,961

		178,640,608

Communication Services – 8.0%
Diversified Telecommunication Services – 0.1%
KT Corp.	26,320	783,162

Entertainment – 0.8%
International Games System Co., Ltd.	164,000	4,869,613
NetEase, Inc.	259,000	4,610,154

		9,479,767

Interactive Media & Services – 5.3%
NAVER Corp.(a)	52,414	6,993,596
Tencent Holdings Ltd.	991,500	52,919,152

		59,912,748

Media – 0.3%
China South Publishing & Media Group Co., Ltd.	1,706,300	3,508,362

Wireless Telecommunication Services – 1.5%
Etihad Etisalat Co.	647,106	9,186,543

Company	Shares	U.S. $ Value

SK Telecom Co., Ltd.	197,533	$7,401,978

		16,588,521

		90,272,560

Industrials – 5.0%
Construction & Engineering – 0.5%
Larsen & Toubro Ltd.	142,950	6,012,640

Electrical Equipment – 0.9%
Contemporary Amperex Technology Co., Ltd. - Class A	122,860	4,478,324
Riyadh Cables Group Co.	152,170	5,575,677

		10,054,001

Ground Transportation – 0.0%
Globaltrans Investment PLC (Sponsored GDR)(a) (c) (d) (f)	301,797	0

Industrial Conglomerates – 0.7%
Alfa SAB de CV - Class A	6,082,150	4,384,188
SK Square Co., Ltd.(a)	72,550	3,810,136

		8,194,324

Machinery – 1.8%
HD Hyundai Heavy Industries Co., Ltd.(a)	30,340	5,875,839
Yutong Bus Co., Ltd. - Class A	4,090,700	14,781,887

		20,657,726

Passenger Airlines – 0.2%
Turk Hava Yollari AO(a)	258,750	2,053,322

Transportation Infrastructure – 0.9%
International Container Terminal Services, Inc.	951,060	6,346,429
Shandong Hi-speed Co., Ltd. - Class A	2,779,698	3,914,857

		10,261,286

		57,233,299

Real Estate – 4.0%
Diversified REITs – 0.2%
Fibra Uno Administracion SA de CV	2,512,340	2,492,941

Real Estate Management & Development – 3.8%
Aldar Properties PJSC	277,129	579,222
Ayala Land, Inc.	10,907,600	4,909,453
Emaar Development PJSC	921,585	3,429,184
Emaar Properties PJSC	6,763,166	23,691,650
Macrotech Developers Ltd.(e)	643,023	10,359,722

		42,969,231

		45,462,172

Utilities – 3.4%
Electric Utilities – 1.3%
Centrais Eletricas Brasileiras SA	479,149	2,698,816
Cia Energetica de Minas Gerais (Preference Shares)	2,839,500	5,065,373

Company	Shares	U.S. $ Value

Enel Chile SA	19,879,337	$1,149,355
Equatorial Energia SA	553,919	2,454,412
Power Grid Corp. of India Ltd.	1,061,352	3,827,561

		15,195,517

Gas Utilities – 1.1%
GAIL India Ltd.	3,955,492	8,787,525
Kunlun Energy Co., Ltd.	3,614,000	3,894,758

		12,682,283

Independent Power and Renewable Electricity Producers – 0.5%
NTPC Ltd.	1,518,175	5,888,807

Water Utilities – 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	371,162	5,309,196

		39,075,803

Consumer Staples – 2.6%
Beverages – 0.4%
Eastroc Beverage Group Co., Ltd.	141,000	4,799,863

Consumer Staples Distribution & Retail – 1.6%
BBB Foods, Inc. - Class A(a)	200,892	5,681,226
BIM Birlesik Magazalar AS	289,658	4,327,898
Cencosud SA	964,640	2,132,993
Sok Marketler Ticaret AS	1,245,727	1,449,105
Zabka Group SA(a)	804,351	3,748,912

		17,340,134

Food Products – 0.2%
AVI Ltd.	334,160	1,942,851

Personal Care Products – 0.4%
Colgate-Palmolive India Ltd.	152,848	4,785,379

		28,868,227

Materials – 2.4%
Chemicals – 1.4%
UPL Ltd.	816,243	4,789,982
Yunnan Yuntianhua Co., Ltd. - Class A	3,668,590	11,207,178

		15,997,160

Construction Materials – 0.2%
Cemex SAB de CV	4,490,300	2,521,769

Metals & Mining – 0.8%
Aluminum Corp. of China Ltd. - Class H	776,000	445,091
China Hongqiao Group Ltd.	2,870,000	4,307,263
Freeport-McMoRan, Inc.	96,671	3,681,232

		8,433,586

		26,952,515

Health Care – 1.8%
Life Sciences Tools & Services – 0.5%
Samsung Biologics Co., Ltd.(a) (e)	9,251	5,927,741

Company	Shares	U.S. $ Value

Pharmaceuticals – 1.3%
Richter Gedeon Nyrt	172,152	$4,509,377
Sun Pharmaceutical Industries Ltd.	436,975	9,635,057

		14,144,434

		20,072,175

Energy – 1.1%
Oil, Gas & Consumable Fuels – 1.1%
Gazprom PJSC (Sponsored ADR)(a) (b) (c) (d)	436,750	0
LUKOIL PJSC(b) (c) (d)	80,321	0
Petroleo Brasileiro SA (Preference Shares)	1,791,200	10,594,015
Petronet LNG Ltd.	437,104	1,763,086

		12,357,101

Total Common Stocks (cost $941,827,524)		1,084,983,431

EQUITY LINKED NOTES – 2.1%
Information Technology – 2.1%
IT Services – 2.1%
FPT Corp. Macquarie Bank Ltd.(a) (d) (cost $2,943,861)	3,992,355	23,894,588

SHORT-TERM INVESTMENTS – 2.5%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.43%(g) (h) (i) (cost $28,924,421)	28,924,421	28,924,421

Total Investments – 100.2% (cost $973,695,806)(j)		1,137,802,440
Other assets less liabilities – (0.2)%		(2,734,580)

Net Assets – 100.0%		$1,135,067,860

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
MSCI Emerging Markets Futures	58	March 2025	$3,114,020	$(37,319)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	113,739	USD	19,536	01/03/2025	$1,125,296
Bank of America, NA	USD	18,368	BRL	113,739	01/03/2025	42,962
Bank of America, NA	USD	14,315	KRW	19,611,417	01/17/2025	(1,032,478)
Bank of America, NA	USD	1,854	MXN	37,805	02/20/2025	(55,219)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	EUR	16,421	USD	17,245	02/27/2025	$195,411
Bank of America, NA	USD	18,477	TWD	596,537	02/27/2025	(319,346)
Barclays Bank PLC	USD	7,234	MYR	31,586	01/21/2025	(180,971)
Barclays Bank PLC	TRY	207,840	USD	5,728	01/22/2025	(38,004)
Barclays Bank PLC	CNH	159,046	USD	21,994	01/23/2025	315,769
Barclays Bank PLC	PHP	1,049,745	USD	18,161	01/23/2025	135,426
Barclays Bank PLC	USD	74,753	INR	6,363,909	03/06/2025	(877,474)
BNP Paribas SA	HUF	1,336,789	USD	3,455	01/24/2025	92,745
BNP Paribas SA	PLN	27,371	USD	6,676	01/24/2025	53,601
BNP Paribas SA	USD	23,808	ZAR	434,452	02/14/2025	(876,015)
Citibank, NA	KRW	60,426,362	USD	44,753	01/17/2025	3,827,100
Citibank, NA	IDR	139,610,983	USD	8,922	01/24/2025	307,711
Citibank, NA	USD	18,487	TWD	596,537	02/27/2025	(328,794)
HSBC Bank USA	USD	5,162	KRW	7,092,438	01/17/2025	(358,774)
Morgan Stanley Capital Services, Inc.	BRL	113,739	USD	18,368	01/03/2025	(42,962)
Morgan Stanley Capital Services, Inc.	USD	18,443	BRL	113,739	01/03/2025	(32,391)
Morgan Stanley Capital Services, Inc.	BRL	113,739	USD	18,336	02/04/2025	34,341
State Street Bank & Trust Co.	USD	14,058	THB	484,334	01/23/2025	162,506
UBS AG	HKD	36,001	USD	4,635	02/21/2025	(2,492)

						$2,147,948

(a)	Non-income producing security.
(b)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gazprom PJSC (Sponsored ADR) 0,00%,	04/05/2006 - 10/21/2021	$4,522,921	$0	0.00%
LUKOIL PJSC 0,00%,	6/22/2012 - 6/14/2016	3,192,255	0	0.00%
Sberbank of Russia PJSC 0,00%,	07/10/2020 - 09/17/2020	2,848,601	0	0.00%

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $67,008,217 or 5.9% of net assets.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of December 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Globaltrans Investment PLC (Sponsored GDR) 0.00%,	12/09/2009 - 08/26/2021	$1,956,351	$0	0.00%

(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(j)

As of December 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $226,655,183 and gross unrealized depreciation of investments was $(60,437,920), resulting in net unrealized appreciation of $166,217,263.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

BRL – Brazilian Real

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

PHP – Philippine Peso

PLN – Polish Zloty

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

JSC – Joint Stock Company

MSCI – Morgan Stanley Capital International

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

December 31, 2024 (unaudited)

28.7%	China
15.1%	Taiwan
12.6%	India
10.6%	South Korea
6.0%	Brazil
4.1%	United Arab Emirates
3.4%	Saudi Arabia
2.4%	Vietnam
1.9%	United States
1.7%	Philippines
1.6%	Greece
1.4%	Indonesia
1.3%	Mexico
6.7%	Other
2.5%	Short-Term Investments

100.0%	Total Investments

[1]

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 1.3% or less in the following: Chile, Hong Kong, Hungary, Kazakhstan, Malaysia, Poland, Russia, South Africa, Thailand and Turkey.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

December 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2024:

Investments in Securities:	Level 1	Level 2		Level 3		Total
Assets:
Common Stocks:
Financials	$83,111,311	$238,559,300		$0	(a)	$321,670,611
Information Technology	17,756,645	246,621,715		—		264,378,360
Consumer Discretionary	19,896,083	158,744,525		—		178,640,608
Communication Services	—	90,272,560		—		90,272,560
Industrials	10,730,617	46,502,682		0	(a)	57,233,299
Real Estate	2,492,941	42,969,231		—		45,462,172
Utilities	6,302,583	32,773,220		—		39,075,803
Consumer Staples	17,833,880	11,034,347		—		28,868,227
Materials	6,203,001	20,749,514		—		26,952,515
Health Care	—	20,072,175		—		20,072,175
Energy	—	12,357,101		0	(a)	12,357,101
Equity Linked Notes	—	23,894,588		—		23,894,588
Short-Term Investments	28,924,421	—		—		28,924,421

Total Investments in Securities	193,251,482	944,550,958	(b)	0	(a)	1,137,802,440
Other Financial Instruments(c):
Assets:
Forward Currency Exchange Contracts	—	6,292,868		—		6,292,868
Liabilities:
Futures	(37,319)	—		—		(37,319)
Forward Currency Exchange Contracts	—	(4,144,920)		—		(4,144,920)

Total	$193,214,163	$946,698,906		$0	(a)	$1,139,913,069

(a)	The Portfolio held securities with zero market value at period end.

(b)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(c)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2024 is as follows:

Portfolio	Market Value 09/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2024 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$12,059	$100,125	$83,260	$28,924	$203